Trade receivables (Details 5) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Current trade receivables from closely monitored countries	$ 1,729	$ 1,733
Current trade receivables from closely monitored countries past due more than one year	97	124
Current trade receivables from closely monitored countries past due more than one year, provisions recorded	$ 44	$ 95